Related Party Transactions - Summary of Related Parties Outstanding Balances of Receivables and Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Receviables	₩ 11,614	₩ 7,824
Trade receivables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Receviables	778	862
Trade receivables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Receviables	235	232
Trade receivables [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Receviables	113	110
Trade receivables [member] | K-Realty No.3 Real Estate General Private Placement Investment Company [Member]
Disclosure of transactions between related parties [line items]
Receviables	7,911	4,576
Trade receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receviables	2,439	2,044
Trade receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receviables	138
Other Receivables [member]
Disclosure of transactions between related parties [line items]
Receviables	152,415	330,924
Other Receivables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Receviables	147,868	326,006
Other Receivables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Receviables	1,396	3,473
Other Receivables [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Receviables	1,283	1,283
Other Receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receviables	1,628	162
Other Receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receviables	240
Lease receivables [member]
Disclosure of transactions between related parties [line items]
Receviables		769
Lease receivables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Receviables		769
Trade payables [member]
Disclosure of transactions between related parties [line items]
Payables	1,303	2,909
Trade payables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Payables		9
Trade payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	1,302	2,900
Trade payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	1
Other payables [member]
Disclosure of transactions between related parties [line items]
Payables	1,411	3,334
Other payables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Payables	83	299
Other payables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Payables	2	6
Other payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	1,326	3,029
Lease liabilities [member]
Disclosure of transactions between related parties [line items]
Payables	4,588	6,732
Lease liabilities [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Payables	₩ 4,588	₩ 6,732